PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 25, 2017
Property, Plant and Equipment

Property and equipment consisted of the following (in millions):

	February 25, 2017	February 27, 2016
Land	$2,782.5	$2,923.8
Buildings	5,637.7	5,611.0
Property under construction	550.7	364.8
Leasehold improvements	1,278.8	1,138.2
Fixtures and equipment	3,737.5	3,034.7
Buildings under capital leases	1,052.7	1,044.8

Total property and equipment	15,039.9	14,117.3
Accumulated depreciation and amortization	(3,528.1)	(2,271.1)

Total property and equipment, net	$11,511.8	$11,846.2